SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure Of Classes Of Share Capital [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | shares	3,181,491	3,488,291
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 4.13	$ 4.24
Number of share options granted in share-based payment arrangement | shares	763,530	1,994,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 5.36	$ 2.94
Number of share options exercised in share-based payment arrangement | shares	(2,184,107)	(1,712,400)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 4.56	$ 3.17
Number of share options expired and forfeited in share-based payment arrangement | shares	(89,120)	(588,400)
Weighted average exercise price of share options expired and forfeited in share-based payment arrangement | $ / shares	$ 4.21	$ 3.55
Number of share options outstanding in share-based payment arrangement at end of period | shares	1,671,794	3,181,491
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 4.13	$ 4.13
Number of share options exercisable in share-based payment arrangement | shares	892,416	1,896,491
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.01	$ 4.82